Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended
	Jan. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Goodwill [Line Items]
Goodwill		$ 2,283.1	$ 2,257.8	$ 2,438.1
Texas Operating Segment [Member]
Goodwill [Line Items]
Goodwill		1,168.2	1,168.2	1,256.7
Louisiana Operating Segment [Member]
Goodwill [Line Items]
Goodwill		786.8	786.8	885.1
Oklahoma Operating Segment [Member]
Goodwill [Line Items]
Goodwill		190.3	190.3	190.3
Crude Oil
Goodwill [Line Items]
Goodwill		137.8	112.5	106.0
LPC [Member]
Goodwill [Line Items]
Goodwill	25.3
Increase in the Partnership's goodwill		$ 25.3
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Maximum [Member]
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years